Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES

Commercial Mortgage Pass-Through Certificates, Series 2015-UES

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

23 September 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re: J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES Commercial Mortgage Pass-Through Certificates, Series 2015-UES (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with the following information:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the Mortgaged Properties (as defined in Attachment A),

c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,

d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,

e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 September 2015

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2015-UES (the “Issuing Entity”) that will be established by the Depositor,

b.	The assets of the Issuing Entity will consist primarily of four promissory notes (collectively, the “Notes”) issued by Townhouse Company II, L.L.C., One East River Place Realty Company II, L.L.C., 60th Street Development II LLC or 87th St. Realty Company II, L.L.C, each a Delaware limited liability company (collectively, the “Borrowers”), evidencing four fixed rate loans (collectively, the “Mortgage Loans”) and

c.	The Mortgage Loans are secured by, among other things, first mortgage liens on the related Borrower’s fee interests in four multifamily properties consisting primarily of apartment towers and town home units located in New York, New York (collectively, the “Mortgaged Properties”).

Procedures we performed and our associated findings

1.	We obtained from the Depositor:

a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loans and Mortgaged Properties as of 1 October 2015 (the “Cut-off Date”) and

b.	A record layout and decode table related to the information on the Preliminary Data File.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 1 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

A member firm of Ernst & Young Global Limited

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:

a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files), that the Depositor indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-off Date and

b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and

ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.	First Payment Date and

b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Loan Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	Loan Term and

b.	Seasoning

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	With respect to each Mortgage Loan, the applicable loan agreement Source Document indicates that each Mortgage Loan is interest-only for its entire “Loan Term.” Based on this information, the Depositor instructed us to:

a.	Use “0” for the “Amortization Term” characteristic of each Mortgage Loan on the Final Data File,

b.	Use the “Original Balance” of each Mortgage Loan, as shown on the Final Data File, as:

i.	The principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance”) and

ii.	The principal balance of each Mortgage Loan as of the “Maturity Date” of each Mortgage Loan (the “Balance at Maturity”) and

c.	Use the “Loan Term” of each Mortgage Loan, as shown on the Final Data File, for the “IO Period” of each Mortgage Loan.

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:

a.	Cut-off Date Balance and

b.	Net Rentable Area

of each Mortgage Loan and Mortgaged Property, respectively, both as shown on the Final Data File, we recalculated the “Mortgage Bal Per Unit” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:

a.	Cut-off Date Balance and

b.	Residential Square Feet

of each Mortgage Loan and Mortgaged Property, respectively, both as shown on the Final Data File, we recalculated the “Mortgage Bal Per SF” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:

a.	Original Balance,

b.	Current Interest Rate and

c.	Accrual Basis

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 10., we recalculated the:

i.	Annual Mortgage Loan Debt Service and

ii.	Monthly Mortgage Loan Debt Service

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of each Mortgage Loan as the product of:

i.	The “Original Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of each Mortgage Loan as 1/12th of the product of:

i.	The “Original Balance,” as shown on the Final Data File,
ii.	The “Current Interest Rate,” as shown on the Final Data File, and
iii.	366/360.

11.	Using the:
a.	Cut-off Date Balance,
b.	Balance at Maturity,
c.	Annual Mortgage Loan Debt Service,
d.	TTM NOI (T12 Ending 6/2015),
e.	UW Financials NOI,
f.	UW Financials Net Cash Flow,
g.	Appraisal Value and
h.	Land Value

of each Mortgage Loan and Mortgaged Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	LTV Cut-off Date Value,
ii.	LTV Balloon Value,
iii.	Loan to Land Value Ratio,
iv.	TTM NOI DY,
v.	TTM NOI DSCR,
vi.	UW NOI DY,
vii.	UW NCF DY,
viii.	UW NOI DSCR and
ix.	UW NCF DSCR

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the “TTM NOI DSCR,” “UW NOI DSCR” and “UW NCF DSCR” to two decimal places.

12.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

13.	Using the:
a.	Current Interest Rate and
b.	Total Admin Fee

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the “Cut-off Date Balance” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “% of Cut-off Date Balance” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report
Property City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Property Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Property Sub-Type (see Note 2)	Appraisal Report and Underwritten Rent Roll
Condo Structure	Loan Agreement and Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Measurement Unit	Underwritten Rent Roll
Residential Square Feet	Underwritten Rent Roll
Commercial Square Feet	Underwritten Rent Roll
Net Rentable Area (see Note 3)	Underwritten Rent Roll
Occupancy % Most Recent	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll
Single Tenant	Underwritten Rent Roll
Title Type	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraisal Value	Appraisal Report
Date of Appraisal	Appraisal Report
Appraisal Type	Appraisal Report
Land Value	Appraisal Report
Appraisal Firm	Appraisal Report
Phase I Date	Environmental Phase I Report
Environmental Firm	Environmental Phase I Report
Engineering Report Date	Engineering Report
Engineering Firm	Engineering Report

Exhibit 1 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document

UW Occupancy	Underwriter’s Summary Report
UW Financials Effective Gross Income	Underwriter’s Summary Report
UW Financials Expense Total	Underwriter’s Summary Report
UW Financials NOI	Underwriter’s Summary Report
UW Financials Replacement Reserves	Underwriter’s Summary Report
UW TI and LC	Underwriter’s Summary Report
UW Financials Net Cash Flow	Underwriter’s Summary Report
TTM NOI (T12 Ending 6/2015)	Underwriter’s Summary Report
2014 NOI	Underwriter’s Summary Report
2013 NOI	Underwriter’s Summary Report
2012 NOI	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Replacement Reserves Monthly Deposit Amount	Loan Agreement
Replacement Reserves Cap	Loan Agreement
Rollover Reserves Initial Deposit Amount	Settlement Statement and Loan Agreement
Rollover Reserves Monthly Deposit Amount	Loan Agreement
Rollover Reserves Cap	Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Settlement Statement and Loan Agreement
Initial Debt Service Deposit	Settlement Statement and Loan Agreement
Monthly Debt Service Deposit	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Amount	Settlement Statement and Loan Agreement
Other Escrow Monthly Deposit	Loan Agreement
Letter of Credit	Loan Agreement
Earnout / Holdback	Loan Agreement

Exhibit 1 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Promissory Note and Loan Agreement
Property Manager	Loan Agreement, Management Agreement and Second Amendment to Management Agreement
Origination Date	Promissory Note and Loan Agreement
First Payment Date	Loan Agreement
Maturity Date	Loan Agreement
Amortization Type	Loan Agreement
Current Interest Rate	Loan Agreement
Original Balance	Promissory Note and Loan Agreement
Accrual Basis	Loan Agreement
Interest accrual period start	Loan Agreement
Interest accrual period end	Loan Agreement
String	Loan Agreement
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
Substitution Allowed	Loan Agreement
Grace Period (EoD)	Loan Agreement
Grace Period (Late)	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
LockBox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 5)	Loan Agreement
Terms/Description of Springing Cash Management (If applicable)	Loan Agreement and Cash Management Agreement
Loan Purpose	Settlement Statement
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement and Non-Consolidation Opinion
TIC Structure	Loan Agreement
DST	Loan Agreement
Existing Additional Debt	Loan Agreement
Existing Additional Debt Amount	Loan Agreement
Existing Additional Debt Description	Loan Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement

Exhibit 1 to Attachment A

Notes:

1.	We were instructed by the Depositor to ignore differences in the:
a.	Property Address,
b.	Property City and
c.	State

characteristics that are standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Sub-Type” characteristics for each Mortgaged Property, the Depositor instructed us to use the property type that accounts for the majority of the Mortgaged Property’s net rentable area, as shown on the appraisal report and underwritten rent roll Source Documents.

3.	For the purpose of comparing the “Net Rentable Area” characteristic for each Mortgaged Property, the Depositor instructed us to use each Mortgaged Property’s total residential units, as shown on the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.	For purpose of comparing the “LockBox Type” and “Cash Management” characteristics, the Depositor instructed us to use “Hard” for the “LockBox Type” and “Springing” for the “Cash Management” if:
a.	Prior to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents:
i.	Require tenants to directly transfer all rents to a lockbox account and
ii.	Instruct the lockbox bank to transfer funds from the lockbox account to the related borrower who is responsible for remitting monthly debt service payments and for funding escrows, and
b.	Subsequent to the occurrence of certain trigger events that are described in the loan agreement and cash management agreement Source Documents, the loan agreement and cash management agreement Source Documents require all funds in the lockbox account to no longer be transferred to the related borrower and for such funds to be used to remit monthly debt service payments and for funding escrows.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan Number
Property Name
Property Count
Sponsors
Pari Passu Note Control (Y/N)
ARD Year
Seismic Insurance
Seismic PML %
Tenant Name 1
SF1
Space Pct 1
Tenant Lease Maturity Date 1
Tenant Name 2
SF2
Space Pct 2
Tenant Lease Maturity Date 2
Tenant Name 3
SF3
Space Pct 3
Tenant Lease Maturity Date 3
Tenant Name 4
SF4
Space Pct 4
Tenant Lease Maturity Date 4
Tenant Name 5
SF5
Space Pct 5
Tenant Lease Maturity Date 5
Ground Lease
Ground Lease Maturity Date
Primary Servicer
Master Servicer
Servicing Fee
Trustee/Cert Admin
CREFC Fee

Note:

We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.